Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 153,950,546.92
Previously Paid Amount	0.00
Total Fee Amount	21,260.58
Total Offset Amount	0.00
Net Fee	$ 21,260.58